Investment Strategy - VanEck Technology TruSector ETF	Aug. 20, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of information technology-related companies or instruments that provide exposure to information technology-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; information technology (“IT”) services; and electronic equipment, instruments and components.
The Adviser utilizes a discretionary investment process that favors investments in information technology-related companies that are well-established market leaders. The Adviser takes into consideration characteristics such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to the various segments of the information technology sector and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
Information technology companies in the Fund are expected to be U.S. listed and may include large and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or a group of industries within the information technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of information technology-related companies or instruments that provide exposure to information technology-related companies as determined by the Adviser.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in any one industry or a group of industries within the information technology sector.